Analysis of Net Debt - Schedule of Effective Interest Rates on Period-End Fixed and Gross Debt (Parenthetical) (Detail) € in Millions, $ in Millions	1 Months Ended
	Apr. 30, 2021 EUR (€)	Jan. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Net Debt And Net Worth Capital And Reserves Attributable To Company Equity Holders [line items]
Nominal fixed rate debt hedged to floating rate using interest rate swaps | $			$ 1,800	$ 1,835
Repayments of bonds	€ 600	$ 400
Early repayment of bond | €	€ 600